Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

3. Revenue from Contracts with Customers

Disaggregated Revenue

We disaggregate revenue from contracts with customer into the following revenue categories:

	Years ended December 31,
$ in thousands	2021	2020
Project revenue	$2,342	$—
Services revenue	6,462	200
Total revenue	$8,804	$200

Project revenue consists of amounts recognized under contracts with customers for the development and construction of commercial-scale concentrated solar energy facilities. Services revenue consists of amounts recognized under contracts with customers for the provision of engineering, R&D or other similar services in our field of expertise. Revenue recognized during 2021 and 2020 included non-governmental and government customers in Australia, Europe and the United States.

Performance Obligations

Revenue recognized under the contracts relates solely to the performance obligations satisfied in 2021 with no revenue recognized from performance obligations satisfied in prior periods. We expect to recognize revenue of approximately $9.2 million through 2023 for the remaining work over the noncancelable term under our existing contracts. During the year ended December 31, 2021, we recognized provisions for contract losses of $6.5 million related to three contracts as estimated costs to satisfy performance obligations exceeded consideration to be received from the customer, of which we amortized $1.3 million as a reduction to cost of revenues incurred during 2021.

Accounts Receivable and Contract Assets

As of December 31, 2021, our accounts receivables related to our contracts with customers was $3.5 million and primarily consisted of trade receivables of $0.9 million and contract assets of $2.6 million consisting of unbilled receivables. We had no accounts receivable balance as of December 31, 2020.

Contract Liabilities

As of December 31, 2021, our contract liabilities were $0.5 million, respectively. Activity included in contract liabilities during the 2021 primarily consisted of additions for deferred revenue of $5.8 million offset by revenue recognized of $5.3 million. We had no contract liability balance as of December 31, 2020.